Accrued Liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities
Accrued realized losses on cash flow interest rate swaps	$ 5.1	$ 10.4
Other accruals	$ 3.5	$ 3.7